INCOME TAX (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income taxes
Russia	$ 2,297,663	$ 1,807,154	$ 1,817,583
Other jurisdictions	(677,876)	292,198	248,048
Income before provision for income taxes	1,619,787	2,099,352	2,065,631
Current income tax expense
Russia	449,079	448,729	456,424
Other jurisdictions	74,040	71,343	106,212
Total current income tax expense	523,119	520,072	562,636
Deferred income tax expense/(benefit)
Russia	67,370	1,606	(35,529)
Other jurisdictions	(9,162)	9,942	(9,919)
Total deferred income tax expense/(benefit)	58,208	11,548	(45,448)
Total provision for income taxes	$ 581,327	$ 531,620	$ 517,188
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%	20.00%	20.00%
Russia
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%
Armenia
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%
Ukraine
Statutory income tax rates
Statutory income tax rates (as a percent)	21.00%	23.00%	25.00%
Uzbekistan
Statutory income tax rates
Statutory income tax rates (as a percent)	3.40%